PROPERTY AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Property, Plant and Equipment [Line Items]
Property and equipment, cost	$ 612,000	$ 716,000
Less accumulated depreciation and amortization	(394,000)	(444,000)
Property and equipment, net	218,000	272,000
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, cost	481,000	478,000
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, cost	48,000	67,000
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, cost	$ 83,000	$ 171,000